INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

7.    INVENTORIES

The Group’s inventories consist primarily of products to be sold to customers and packing materials as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Products	9,292,497	9,993,021	1,407,488
Hotel consumables	2,236,082	5,090,286	716,952
Raw materials	7,688,012	3,615,120	509,179
Packing materials and others	2,704,211	1,764,063	248,462
Total	21,920,802	20,462,490	2,882,081